Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value of Financial Assets and Liabilities Measured at Recurring Basis
	As of December 31, 2013				As of December 31, 2014
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents-term deposits	$683,994	$-	$-	$683,994	$1,129,833	$-	$-	$1,129,833
Short-term investments:
Trading securities	253	-	-	253	173	-	-	173
Available-for-sale investments
Listed equity securities	-	-	-	-	43,558	-	-	43,558
Bank financial products	-	-	-	-	-	14,505	-	14,505
Others	-	495	-	495	-	500	-	500
Long-term investments
Listed equity securities	-	-	-	-	47,644	-	-	47,644
Contingent consideration	-	-	-	-	-	-	(22,168)	(22,168)

Total	$684,247	$495	$-	$684,742	$1,221,208	$15,005	$(22,168)	$1,214,045

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Total
Balance at December 31, 2013	-

Addition in connection with business acquisition (Note 3(1)&(3))	20,951
Increase in fair value	1,217

Balance at December 31, 2014	22,168